CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenue	$ 1,675,875	$ 1,733,329	$ 906,455
Expenses
Advertising and promotion	271,164	217,519	131,604
Audit and legal	63,962	67,322	60,731
Consulting fees	104,000	215,918	104,841
Depreciation	15,918	26,620	16,453
Directors' remuneration	12,000	12,000	8,000
Accretion on convertible debenture	0	(8,772)	21,845
Interest expense on long-term debt	0	2,500	15,000
Office and miscellaneous	74,077	60,568	65,386
Printing	26,245	11,533	34,481
Provision for bad and doubtful debts	55,917	16,242	12,031
Rent and operating	135,049	130,311	131,958
Salaries and benefits	635,260	514,508	553,819
Seminar operating expense	763	11,178	71,074
Stock based compensation	140,042	151,480	61,339
Telephone	27,339	28,404	28,268
Travel and entertainment	117,240	144,955	147,913
Operating expenses, total	(1,678,976)	(1,602,286)	(1,464,743)
Other income (loss)
Interest and sundry income	37,671	30,274	30,337
Gain (loss) on short term investment	(5,995)	41,315	0
Foreign exchange gain (loss) and other losses	(28,348)	100,996	125,742
Equity pick up	192,399	13,897	0
Loss on dilution of CWN Capital	0	(128,356)	0
Other income (loss), net	195,727	58,126	156,079
Income (loss) before income taxes	192,626	189,169	(402,209)
Deferred income tax recovery (expense)	(54,586)	107,435	0
Net income (loss) for the year	138,040	296,604	(402,209)
Other comprehensive income
Unrealized gain or loss on available -for-sale securities	(3,015)	0	0
Currency translation adjustments	(2,550)	(85,111)	43,727
Comprehensive income (loss)	132,475	211,493	(358,482)
Net income (loss) attributable to:
Common stockholders	198,966	188,746	(329,232)
Non-controlling interests	(60,926)	107,858	(72,977)
Net income (loss) for the year	138,040	296,604	(402,209)
Net comprehensive income (loss) attributable to:
Common stockholders	173,194	103,479	(288,031)
Non-controlling interests	(40,719)	108,014	(70,451)
Comprehensive income (loss), net of tax, including portion attributable to noncontrolling interest	$ 132,475	$ 211,493	$ (358,482)
Earning (loss) per share - basic (in dollars per share)	$ 0.01	$ 0.02	$ (0.03)
Earning (loss) per share - diluted (in dollars per share)	$ 0.01	$ 0.02	$ (0.03)
Weighted average number of common shares outstanding
- basic (in shares)	10,950,000	10,873,288	10,700,000
- diluted (in shares)	11,404,862	10,873,288	10,700,000